Interest rate benchmark reform	6 Months Ended
Jun. 30, 2021
Disclosure Of Interest Rate Benchmark Reform [Line Items]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]
Note 13

Interest rate benchmark reform
Background
A

market-wide

reform

of

major

interest

rate

benchmarks

is
being undertaken globally,

with the Financial

Conduct Authority
(the

FCA)

announcing

in

March

2021

that

the

publication

of
London

Interbank Offered

Rates (LIBORs)

will

cease for

all

non-
US dollar

LIBORs, as

well as

for one-week

and two-month

USD
LIBOR,

after

31 December

2021.

Publication

of

the

remaining
USD LIBOR tenors will cease immediately after 30 June 2023.
The majority of

UBS’s Interbank Offered

Rate (IBOR) exposure
is

to

CHF

LIBOR

and

USD

LIBOR.

The

alternative

reference

rate
( ARR )
for

CHF

LIBOR

is

the

Swiss

Average

Rate

Overnight
(SARON).   Th e ARR
for

USD

LIBOR

is

the

Secured

Overnight
Financing Rate (SOFR); in addition, there are recommended

ARRs
for GBP LIBOR, JPY LIBOR and EUR LIBOR. For certain

products in
the US,

UBS is

considering the use

of credit-sensitive

rates as an
alternative to SOFR.
As

of

30 June

2021,

transition

uncertainty

with

respect

to
significant interest

rate benchmarks

remains, with

the exception
of the
Euro

Interbank

O
ffered

Rate
( Euribor ).
The

reform

of

Euribor

is

now

complete

and

consisted

of

a

change

in

the
underlying calculation method.

The transition

to ARRs includes

a number

of active

steps that
will

also

benefit

from

the

support

of

associated

regulatory
activities. There may be some contracts, known as “tough legacy contracts,”

that

cannot

be

practically

transitioned

or

amended
from

IBORs

to

ARRs
.
The

FCA

continues

to

consult
  market
participants

about

requiring

the

ICE

Benchmark

Administration
to

continue

publishing

certain

LIBOR

settings

(i.e.,

one-,

three-
and

six-month

settings

for

the GBP,

JPY

and

USD

LIBORs)

on

a
“synthetic”

basis, which are not representative

of the underlying
financial

markets,
  for
a

certain

duration
after 3 1   December
2021.

However, these

synthetic LIBORs

will

not be

available for
use

in

new

contracts,

given

that

they

are

non-representative,
and   are   instead
intended

to

help

reduce

disruption
where
resolution

has

not

been

agreed
for

certain

tough

legacy
contracts.

Furthermore,

in

February

2021,

the

EU

Benchmarks
Regulation

was

amended

to

enable

the

European

Commission
to designate a statutory replacement rate for tough legacy LIBOR contracts

that

are

governed

by

the

laws

of

EU

Member

States
and remain

outstanding after

LIBOR cessation.

On 6 April

2021,
New York State LIBOR

legislation was enacted with

the intention
of

minimizing

legal

uncertainty

and

adverse

economic

effects
associated with

USD LIBOR

transition for

tough legacy

contracts
governed

by

New

York

law.

For

USD

LIBOR

contracts

not
governed

by

New

York

law,

a
bill
has

been

introduced

in
Congress with similar objectives.
In

October

2020,

the

International

Swaps

and

Derivatives
Association

(ISDA)

released

the

IBOR

Fallbacks

Supplement

and
IBOR Fallbacks

Protocol, amending

ISDA standard

definitions for
interest-rate

derivatives

to

incorporate

fallbacks

for

derivatives
linked

to

certain

IBORs.

The

changes

came

into

effect

on
25 January 2021 and, from that date, all

newly cleared and non-
cleared derivatives between adhering

parties that reference ISDA
standard definitions now include these fallbacks. UBS adhered to the protocol in November 2020.
UBS is focused on transitioning existing contracts via

bi-lateral
and multi-lateral

agreements, leveraging industry

solutions (e.g.,
the

use

of

fallback

provisions)

and

through

third-party

actions
(clearing

houses,

agents
,   etc . ).
Furthermore,

in

line

with
regulatory guidance

UBS has

implemented a

framework to

limit
entry into new contracts referencing IBORs.
Governance over the transition to alternative benchmark rates
UBS

has

established

a

global

cross-divisional,

cross-functional
governance structure

and change

program

to address

the scale
and

complexity

of

the

transition.

This

global

program

is
sponsored

by the

Group

CFO and

led by

senior

representatives
from

the

business

divisions
  and UBS’s
control

and

support
functions.

The

program

includes

governance

and

execution
structures

within

each

business

division,

together

with

cross-
divisional

teams

from

each

control

and

support

function.
Progress is overseen centrally

via a monthly operating committee
and a

monthly steering

committee, as

well as

quarterly updates
to the joint Audit and Risk committees.
Risks
A
core

part

of

UBS’s

change

program

is

the
identification,
management

and

monitoring

of

the

risks

associated

with

IBOR
reform and transition. These

risks include,

but are not limited

to,
the following:
–

economic risks to UBS and its

clients, through the repricing of
existing

contracts,

reduced

transparency

and

/

or

liquidity

of
pricing information, market uncertainty or disruption;
–

accounting

risks, where

the transition

affects the

accounting
treatment,

including

hedge

accounting

and

consequential
income statement volatility;
–

valuation risks arising from the variation between benchmarks that will cease

and ARRs, affecting

the risk profile of

financial
instruments;
–

operational risks

arising from

changes to

UBS’s front-to-back
processes and systems to accommodate the transition, as well as

the

revision

of

operational

controls related

to

the

reform;
and
–

legal

and

conduct

risks

relating

to

UBS’s

engagement

with
clients

and

market

counterparties

around

new

benchmark
products

and

amendments

required

for

existing

contracts
referencing benchmarks that will cease.
In

some

cases,

contracts may

contain

provisions intended

to
provide a fallback interest

rate in the event of a brief unavailability
of the relevant

IBOR. These provisions

may not be effective

or may
produce arbitrary results

in the event of a permanent cessation of
the

relevant

IBOR.

While

efforts

to

transition

outstanding
transactions from IBORs to ARRs have

made substantial progress,
including through industry-wide

protocols,

such as the ISDA IBOR
Fallbacks Supplement and

IBOR Fallbacks

Protocol, there

are

still
substantial volumes

of

transactions that

require

modification to
effectively

transition

to ARRs.
UBS remains

confident that

it has

the transparency,

oversight
and

operational

preparedness
to

progress

with

the

IBOR
transition consistent with

market timelines. UBS

does not expect
changes

to

its

risk

management

approach

and

strategy

as

a
result of interest rate benchmark reform.

Progress made during 2020 and the first half of 2021
Approaches to transition vary by product type. During 2020, UBS transitioned

most

of

its

CHF

LIBOR-linked

deposits

to

SARON
and
launched

SARON
-
based

mortgages
  and
corporate

loans
based

on

all

major

ARRs

in

the

Swiss

market,

as

well as

SOFR-
based

mortgages

in

the

US

market.

By

the

end

of

the

second
quarter

of

2021,

UBS

ha
d
successfully

transitioned

its

GBP
LIBOR- and

EUR LIBOR-based

private and

commercial real

estate
mortgages

in

the

UK

and

Monaco

to

the

Sterling

Overnight
Index

Average
  ( SONIA )
and

Euribor
,
respectively.

UBS

has
detailed

plans

in

place

to

deliver

the

required

changes

for

all
other IBOR exposures, predominantly during 2021.
Financial instruments yet to transition to alternative benchmarks
The

amounts

included

in

the

table

below

relate

to

financial
instrument

contracts across

UBS’s business

divisions

where

UBS
has material

exposures subject

to IBOR

reform that

have not

yet
transitioned to ARRs, and that:
contractually

reference

an

interest

rate

benchmark

that

will
transition to an alternative benchmark; and
–

have

a

contractual

maturity

date

(including

open-ended
contracts) after the agreed cessation dates.

Contracts

where
penalty

terms
reference

IBORs
,
or

where
exposure to

an IBOR

is not

the primary

purpose of

the contract,
have

not

been

included,

as

these

contracts

do

not

have

a
material impact

on the

transition process.

In addition,

contracts
that have been

changed to incorporate

ARR-based interest rates
before the

relevant cessation

date have

been excluded

from the
table below,

because UBS

expects no

further transition

work to
implement the reform.
In

line

with

information

provided

to

management

and
external

parties

monitoring

UBS’s

transition

progress,

the

table
below

includes

the

following

financial

metrics

for

instruments
subject to interest rate benchmark reform:
–

gross

carrying

value

/

exposure

for

non-derivative

financial
instruments;

and

–

total trade count for derivative financial instruments.

The

exposure
s   included
in

the

table

below

represent

the
maximum

IBOR

exposure,

with

the

actual

IBOR

exposure

being
dependent

upon

client

preferences

and

investment

decisions.
Overall,

the

effort

required

to

transition

is

affected

by

multiple
factors, including

whether negotiations

need to

take place

with
multiple

stakeholders

(as

is

the

case

for

syndicated

loans

or
certain

listed

securities),

market

readiness

–

such

as

liquidity

in
ARR

equivalent

products

–

and

a

client’s

technical

readiness

to
handle ARR market conventions.
As significant IBOR exposures

transition to ARRs during

2021,
the values and trade count disclosed are expected to decrease.
30.6.21
LIBOR benchmark rates
1
Measure CHF USD GBP EUR
2
JPY XCCY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 31,423 77,502 1,829 6,587 3,070 3,796
3
Total non-derivative financial liabilities

USD million 2,029 9,834 566 1,919 1,060 0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 9,519 42,566 12,513 9,626 4,247 5,948
4
Off-balance sheet exposures
Total irrevocable loan commitments USD million 1 4,433 0 0 0 15,767
5
31.3.21
LIBOR benchmark rates
1
Measure CHF USD GBP EUR
2
JPY XCCY
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD million 36,046 72,185 5,399 8,253 3,060 4,469
3
Total non-derivative financial liabilities

USD million 2,612 13,142 1,429 2,252 1,460 0
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 9,749 40,080 13,006 9,613 3,961 5,206
4
Off-balance sheet exposures
Total irrevocable loan commitments USD million 106 4,656 167 0 0 15,188
5
1 Contracts have been disclosed without

regard to early termination rights.

Instead, it is assumed that such

contracts will transition away

from IBORs without such rights being

exercised.

2 Includes primarily EUR
LIBOR positions.

3 Includes loans related to revolving multi-currency credit lines.

4 Includes cross-currency swaps where either leg or both legs are indexed to an IBOR.

5 Includes loan commitments that can be
drawn in different currencies at the client‘s discretion.
Non-derivative instruments
UBS’s

significant

non-derivative

IBOR

exposures

primarily

relate
to

brokerage

receivable

and

payable

balances,

corporate

and
private loans, and mortgages, linked to CHF and USD LIBORs.
In

March

2021,

following

the FCA

announcement

regarding
the

cessation

timelines

for

IBORs,

UBS

started

a

centralized
communication

initiative

for

private

mortgages

linked

to

CHF
LIBOR, with

the objective

of transitioning

these exposures

either
through the activation of existing fallbacks

or the amendment of
contractual terms,

where such fallbacks

do not exist.

During the
second

quarter

of

2021,

mortgages

that

were

linked

to

CHF
LIBOR

have

been

reduced

by

approximately

USD
2

billion

and
the

remaining

USD
3

billion

of

mortgages

linked

to

GBP

LIBOR
as

of

31

March

2021
have successfully   transitioned .   US
mortgages

linked

to

USD

LIBOR

are

planned

to

transition

to
SOFR from 2022–2023.

US securities-based lending increased

by
approximately USD 4

billion in the

second quarter of

2021, with
agreements expected
to

switch

to
  an
alternative

benchmark

from the fourth quarter of 2021.
UBS is

also proactively

discussing transition

mechanisms with
many of its brokerage and corporate clients in

order to transition
their

exposures

throughout

2021

from

CHF

LIBOR,

EUR

LIBOR
and

GBP

LIBOR.

During

the

second

quarter

of

2021,

the

gross
carrying amount

of IBOR-indexed

non-derivative financial

assets
and

liabilities

r
elated

to

brokerage

accounts
, predominantly
linked

to

GBP

and

USD

LIBOR,

was

reduced

by

approximately
USD 8

billion in aggregate as a result of successful transitions.
For

certain

non-derivative

financial

assets

and

financial
liabilities,

in

particular

bonds

issued

by

third

parties,

UBS

is
dependent

on

the

participation

and

engagement

of

others

in
effecting

the

transition

from

IBORs.

UBS

is

actively

monitoring
such exposures and is in discussions with clients.
As

presented

in

the

table

on

the

previous

page,

UBS

had
approximately USD 16

billion (31 March 2021, USD
15

billion) of
irrevocable commitments as

of 30 June

2021 that can

be drawn
down

in

different

currencies

with

IBOR-based

interest

rates,
primarily

USD

LIBOR
and

Euribor,
  and   that
expire

after

the
relevant benchmark
cessation

dates
.

Related

drawn
- down
amounts

under

these

commitments
were USD   4   billion
(31 March 2021, USD 4

billion).
In addition,

UBS had

approximately USD
10

billion (31 March
2021 , USD   16   billion )   of   committed
revocable

credit

lines
outstanding that

allow clients

to draw down

a number of

IBOR-
linked products. UBS is in

discussions with impacted clients, with
plans

in

place

to

have

all

contracts

amended

by

the

relevant
cessation dates.
Derivative instruments

UBS
holds

derivatives

for

trading

and

hedging

purposes,
including those

designated in

hedge accounting

relationships. A
significant

number

of

interest

rate

and

cross-currency

swaps
have

floating

legs

that

reference

various

benchmarks

that

will
cease.
The

majority

of

derivatives

are

transacted

with

clearing
houses
where

UBS

is

dependent

upon

industry
- wide
compression

activities

to

reduce

exposure

and

clearing

house
actions to convert any

remaining derivatives nearer the

cessation
dates. London Clearing House (LCH), which is

the clearing house
for a

significant number

of UBS’s

IRS derivatives,

has confirmed
that

a

standardized

transition

will

be

undertaken

in

December
2021

to

transition

IBOR-based

derivatives

to

respective

ARRs.
UBS expects derivative

volumes to fluctuate

in line with

business
activity until such clearing house actions are taken.
For

derivatives

not

transacted

with

clearing

houses,

as
previously
noted,

UBS

adhered

to

the

ISDA

IBOR
  Fallback
Protocol in

November 2020,

although its

preferred approach,

in
line

with

regulatory

expectations,

is

to

actively

switch

to

ARRs
before

the

relevant

cessation

dates

or

to

bilaterally

compress
where feasible.

UBS has

begun a

series of

outreach activities

to
understand

counterparties’

intentions

regarding

whether

they
seek to adhere to the protocol or will actively switch.
In

order

to

minimize

the

operational

risk

of

converting

high
volumes of

transactions at

the time

of cessation,

UBS is

making
progress

with

its

preparations

to

convert

derivative

instruments
in bulk to ARR equivalents.